AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 13, 2012

Securities Act File No. 333-92415

Investment Company Act File No. 811-09721

United States
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C., 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒
And

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 37	☒

ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST

(FORMERLY, FIXED INCOME SHARES)

(Exact Name of Registrant as Specified in Charter)

C/O Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

(Address of Principal Executive Officer)

Registrant’s Telephone Number, including Area Code: (212) 739-3369

Copy to:

Thomas J. Fuccillo, Esq.	David C. Sullivan, Esq.
c/o Allianz Global Investors	Ropes & Gray LLP
Fund Management LLC	Prudential Tower, 800 Boylston Street
1633 Broadway	Boston, Massachusetts 02199
New York, New York 10019

(Name and address of Agent for Service)

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b),

☐ On           pursuant to paragraph (b),

☐ 60 days after filing pursuant to paragraph (a)(1),

☐ On       pursuant to paragraph (a)(1),

☐ 75 days after filing pursuant to paragraph (a)(2),

☐ On pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed Post-Effective Amendment

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 33 the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 32 on Form N-1A filed June 1, 2012. This PEA No. 33 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 32 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 33 (the “Amendment”) to its registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 13th day of June, 2012.

ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST (formerly known as Fixed Income SHares)
By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name and Signature	Capacity	Date

/s/ Brian S. Shlissel	President and Chief Executive Officer	June 13, 2012
Brian S. Shlissel	(principal executive officer)

/s/ Lawrence G. Altadonna	Treasurer and Principal Financial & Accounting Officer	June 13, 2012
Lawrence G. Altadonna	(principal financial officer and principal accounting officer)

Bradford K. Gallagher*	Trustee	June 13, 2012
Bradford K. Gallagher

James A. Jacobson*	Trustee	June 13, 2012
James A. Jacobson

Hans W. Kertess*	Trustee	June 13, 2012
Hans W. Kertess

William B. Ogden, IV*	Trustee	June 13, 2012
William B. Ogden, IV

Alan Rappaport*	Trustee	June 13, 2012
Alan Rappaport

John C. Maney*	Trustee	June 13, 2012
John C. Maney

Deborah A. DeCotis*	Trustee	June 13, 2012
Deborah A. DeCotis

*By:	/s/ Brian S. Shlissel
Brian S. Shlissel, Attorney-in-Fact by

Power of Attorney previously filed

Date: June 13, 2012

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase